Employee Benefits (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Balance		$ 27,095,207
Changes		(4,257,937)	$ 6,240,664
Balance		33,571,138	27,095,207
Severance Indemniy [Member]
Disclosure Of Employee Benefits [Line Items]
Balance		27,095,207	23,699,115
Current cost of service		2,457,762	2,154,071
Interest cost		1,750,514	1,742,273
Actuarial (Gain) losses		4,086,158	1,322,754
Paid-up benefits		(1,773,734)	(1,640,831)
Past service cost		930,906	306,746
Business combinations	[1]		776,718
Conversion effect		(787,975)	(1,281,341)
Others		(187,700)	15,702
Changes		6,475,931	3,396,092
Balance		$ 33,571,138	$ 27,095,207

[1]	See Note 15 – Business Combinations, letter a).